S000003894 [Member] Expense Example, No Redemption - Putnam VT Large Cap Value Fund	Dec. 31, 2025 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 55
Expense Example, No Redemption, 3 Years	173
Expense Example, No Redemption, 5 Years	302
Expense Example, No Redemption, 10 Years	678
Class IB Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	253
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	$ 978